Reserves for Unpaid Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Reserves for Unpaid Loss and Loss Adjustment Expenses [Line Items]
Net increased		$ 228,381
Net losses decreased prior loss reserve	$ 39,294
Reinsurance book	3,186
Development on Prior Loss Reserves [Member]
Reserves for Unpaid Loss and Loss Adjustment Expenses [Line Items]
Reinsurance book	42,015
Long-Tail Business [Member]
Reserves for Unpaid Loss and Loss Adjustment Expenses [Line Items]
Reinsurance book	19,193
Short-Tail Business [Member]
Reserves for Unpaid Loss and Loss Adjustment Expenses [Line Items]
Reinsurance book	$ 16,915